Goodwill, Intangible Assets and Acquisitions - Allocation of Consideration (Details) $ in Thousands, ¥ in Billions				3 Months Ended	12 Months Ended
	Oct. 01, 2023 USD ($)	Dec. 23, 2022 USD ($)	Dec. 23, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 USD ($)
Goodwill, Intangible Assets and Acquisitions
Assets				$ 7,280,358		$ 6,504,499
Liabilities				3,762,742		2,925,613
Operating lease asset				170,266		154,717
Business combination allocated based on fair value of the assets and the liabilities
Goodwill				$ 166,436	$ 120,151	$ 162,223	$ 130,405
Sina.com Technology China Co., Ltd.
Goodwill, Intangible Assets and Acquisitions
Assets					340,500
Liabilities					281,100
Additional paid in capital					159,000
Sina.com Technology China Co., Ltd. | Land
Goodwill, Intangible Assets and Acquisitions
Operating lease asset					125,800
Sina.com Technology China Co., Ltd. | Office building
Goodwill, Intangible Assets and Acquisitions
Assets					$ 170,600
Sina.com Technology (China) Co., Ltd
Goodwill, Intangible Assets and Acquisitions
Equity interest acquired (in percent)		100.00%	100.00%		100.00%
Percentage of fair value of the gross assets acquired		90.00%	90.00%
Business combination allocated based on fair value of the assets and the liabilities
Consideration		$ 218,400	¥ 1.5
Xi'an Yunrui Network Technology Co Ltd
Goodwill, Intangible Assets and Acquisitions
Equity interest acquired (in percent)				33.10%
Equity interest held				17.90%
Cash consideration				$ 30,400
Re - measurement gain				3,900
Business combination allocated based on fair value of the assets and the liabilities
Consideration	$ 30,443
Fair value of previously held equity interest	13,545
Non-controlling interest	37,043
Cash and short-term investments acquired	4,864
Other assets acquired	1,483
Identifiable intangible assets acquired	31,205			$ 31,200
Goodwill	48,669
Liabilities assumed	(5,190)
Total	$ 81,031
Xi'an Yunrui Network Technology Co Ltd | Minimum
Goodwill, Intangible Assets and Acquisitions
Identifiable intangible assets acquired, estimated lives				5 years
Xi'an Yunrui Network Technology Co Ltd | Maximum
Goodwill, Intangible Assets and Acquisitions
Identifiable intangible assets acquired, estimated lives				10 years
Weibo Technology
Goodwill, Intangible Assets and Acquisitions
Total equity interest						100.00%
Weibo Technology | Xi'an Yunrui Network Technology Co Ltd
Goodwill, Intangible Assets and Acquisitions
Total equity interest	51.00%